Prepayments and other current assets - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepayments and other current assets
net provision for other current assets	¥ 2,858	¥ 170,639	¥ 124,581
Provision for receivable from factoring business		¥ 101,641